FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
FINANCIAL INSTRUMENTS
Schedule of financial assets and financial liabilities

		Fair value
		accounted	accounted
		through	through other
	Amortized	profit or	comprehensive
As of December 31, 2022	cost	loss	Income	Total
Assets
Cash and cash equivalents	31,971	8,081	—	40,052
Investments	—	8,373	—	8,373
Trade receivables	37,734	—	—	37,734
Other receivables	1,794	2,450	318	4,562
Total	71,499	18,904	318	90,721
Liabilities
Trade payables	89,576	—	—	89,576
Financial debt	469,170	381	(362)	469,189
Leases liabilities	28,897	—	—	28,897
Other Liabilities	788	715	—	1,503
Total	588,431	1,096	(362)	589,165

		Fair value
		accounted	accounted
		through	through other
	Amortized	profit or	comprehensive
As of December 31, 2021	cost	loss	Income	Total
Assets
Cash and cash equivalents	32,615	6,050	—	38,665
Investments	—	21,010	—	21,010
Trade receivables	44,074	—	—	44,074
Other receivables	1,866	3,730	—	5,596
Total	78,555	30,790	—	109,345
Liabilities
Trade payables	98,034	—	—	98,034
Financial debt	519,583	171	189	519,943
Leases liabilities	36,846	—	—	36,846
Other Liabilities	244	—	—	244
Total	654,707	171	189	655,067

Schedule of gains and losses of financial instruments by category

Gains and losses by category – Year 2022

	Net gain/(loss)	Of which interest
Financial assets at amortized cost	5,826	4,565
Financial liabilities at amortized cost	20,539	(16,621)
Financial assets at fair value through profit or loss	(9,585)	(733)
Financial liabilities at amortized cost through profit or loss	(5,534)	—
Total	11,246	(12,789)

Gains and losses by category – Year 2021

	Net gain/(loss)	Of which interest
Financial assets at amortized cost	12,332	2,577
Financial liabilities at amortized cost	51,186	(43,116)
Financial assets at fair value through profit or loss	1,377	183
Financial liabilities at fair value through profit or loss	(5,499)	—
Total	59,396	(40,356)

Gains and losses by category – Year 2020

		Of which
	Net gain/(loss)	interest
Financial assets at amortized cost	27,345	3,839
Financial liabilities at amortized cost	(88,555)	(53,677)
Financial assets at fair value through profit or loss	1,032	1,141
Financial liabilities at fair value through profit or loss	(4,369)	—
Total	(64,547)	(48,697)

Schedule of financial assets and liabilities recognized at fair value and the level of hierarchy

December 31, 2022	Level 1	Level 2	Total
Assets
Current Assets
Mutual Funds (1) (2)	5,770	—	5,770
Government bonds (1) (2)	13,099	—	13,099
Other receivables: DFI (3)	—	117	117
Other receivables: Indemnification assets (4)	—	35	35
Non-current Assets
Other receivables: DFI (3)	—	201	201
Total assets	18,869	353	19,222
Liabilities
Current Liabilities
Other Liabilities	—	197	197
Financial Debt: DFI	—	19	19
Non-current Liabilities
Other Liabilities	—	518	518
Total liabilities	—	734	734

December 31, 2021	Level 1	Level 2	Total
Assets
Current Assets
Mutual Funds (1) (2)	9,943	—	9,943
Government bonds (1) (2)	20,847	—	20,847
Total assets	30,790	—	30,790
Liabilities
Current Liabilities
Financial debt: DFI (3)	—	360	360
Total Liabilities	—	360	360
(1)

The Mutuals funds are included in Cash and cash equivalents, Investments and Guarantee of financial operations included in Other receivables. The Government bonds are included in Cash and cash equivalents and Investments.

(2)

The fair value is based on information obtained from active markets and corresponds to quoted market prices as of year-end. A market in which transactions for the asset or liability take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

(3)

The fair value of financial instruments that are not negotiated in active markets is determined using valuation techniques. These valuation techniques maximize the use of market observable information, when available, and rely as little as possible on specific estimates of the Company. The techniques used for the measurement of financial instruments, are detailed below: a) DFI for forward purchases of US dollars and RMB, corresponds to the variation between the market prices at the end of the fiscal year and the time of agreement and; b) DFI interest rate swap corresponds to the present value of estimated future cash flows based on observable yield curves obtained in the market.

(4)	The fair value was determined by the variation between the quoted values of certain public securities in foreign currency and Argentine pesos.

Schedule of fair value of financial debt

As of December 31, 2022, fair value of financial debt is as follows:

	Carrying Value	Fair Value

Notes	268,145	271,933
Other financial debts	201,044	196,769
	469,189	468,702

As of December 31, 2021, fair value of financial debt is as follows:

	Carrying Value	Fair Value

Notes	273,889	269,572
Other financial debts	246,054	227,109
	519,943	496,681

Schedule of position of DFIs in the consolidated statements of financial position and amounts recognized in Consolidated Income Statements and Consolidated Statements of Comprehensive Income

	As of December 31,
	2022	2021
Other receivables current - DFI: SOFR	117	—
Other receivables non current - DFI: SOFR	201	—
Total asset	318	—
Financial debt current - DFI: Exchange rate	19	39
Financial debt non current - DFI: LIBOR	—	321
Total liabilities	19	360

	Years ended December 31,
	2022	2021	2020
	Profit (loss)
Foreign currency exchange effect on financial debts	(1,555)	(3,567)	(4,478)
Interests on financial debt	(147)	(736)	(863)
Financial results	(1,702)	(4,303)	(5,341)
DFI effects classified as hedges	608	666	(799)
Other comprehensive income (loss)	608	666	(799)

Schedule of offsetting of financial assets and financial liabilities in scope of IFRS 7

	As of December 31, 2022
	Trade	Other		Other
	receivables	receivables	Trade payables	liabilities
Current and noncurrent assets (liabilities) - Gross value	40,171	5,018	(92,013)	(1,959)
Offsetting	(2,437)	(456)	2,437	456
Current and noncurrent assets (liabilities) – Carrying Value	37,734	4,562	(89,576)	(1,503)

	As of December 31, 2021
	Trade	Other		Other
	receivables	receivables	Trade payables	liabilities
Current and noncurrent assets (liabilities) - Gross value	47,504	6,266	(101,464)	(914)
Offsetting	(3,430)	(670)	3,430	670
Current and noncurrent assets (liabilities) – Carrying Value	44,074	5,596	(98,034)	(244)